Consolidated Balance Sheets - USD ($)		Dec. 31, 2023	Dec. 31, 2022
CURRENT ASSETS
Cash and cash equivalents		$ 1,300,855	$ 1,014,591
Advances to suppliers		12,015,810	5,851,381
Prepaid expenses		349,558
Inventories, net		1,250,567	356,358
Other current assets		1,640,070	1,554,488
Current assets from discontinued operations			1,326,265
TOTAL CURRENT ASSETS		25,250,915	19,395,699
Property, equipment and software, net		6,677,484	7,833,902
Right-of-use assets			48,786
Long-term investments		86,889	95,966
Goodwill			58,922
Other assets, non-current, net		811,026	1,775,540
TOTAL ASSETS		32,826,314	29,208,815
CURRENT LIABILITIES
Short-term bank loans		8,547,509	7,203,762
Accrued payroll and benefits		626,151	411,995
Other payables and accrued expenses		5,224,225	4,996,344
Income tax payable		55,262	60,054
Lease liability-current			29,373
Other current liability			149,148
Convertible note payable		449,215
Current liabilities from discontinued operations			377,539
TOTAL CURRENT LIABILITIES		20,063,017	19,571,754
Lease liability			20,369
TOTAL LIABILITIES		20,063,017	19,592,123
EQUITY
Ordinary shares, 2023 and 2022: par $0; authorized capital 100,000,000 shares; shares issued and outstanding, 2023: 2,891,822 shares; 2022: 1,587,371 shares*;	[1]	165,115,938	161,404,797
Additional paid-in capital		22,603,523	22,447,083
Reserve		10,209,086	10,209,086
Accumulated deficit		(208,752,548)	(208,054,607)
Accumulated other comprehensive income		23,587,298	23,610,333
Total equity of the Company		12,763,297	9,616,692
Non-controlling interest
TOTAL EQUITY		12,763,297	9,616,692
TOTAL LIABILITIES AND EQUITY		32,826,314	29,208,815
Nonrelated Party [Member]
CURRENT ASSETS
Accounts receivable-related parties, net		8,063,280	9,201,245
CURRENT LIABILITIES
Accounts payable		832,436	2,287,244
Advances from customers-related parties		1,199,732	622,581
Related Party [Member]
CURRENT ASSETS
Accounts receivable-related parties, net		630,775	91,371
CURRENT LIABILITIES
Advances from customers-related parties		90,880	94,832
Amounts due to related parties		$ 3,037,607	$ 3,338,882

[1]	On August 1, 2023, the Company implemented a one-for-ten reverse stock split of the Company’s issued and outstanding ordinary shares. Except shares authorized, all references to number of shares, and to per share information in the consolidated financial statements have been retroactively adjusted.